Segment Reporting - Additional Information (Detail) - May. 02, 2015	Store Segment
Segment Reporting Information [Line Items]
Number of operating segments | Segment	3
Number of stores	1,372
B&N Retail
Segment Reporting Information [Line Items]
Number of stores	648
B&N College
Segment Reporting Information [Line Items]
Number of stores	724